Segmented information - Results of Operations and Assets for Segments (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenue	CAD 1,096,018	CAD 1,027,855
Fuel, power and water purchased	295,315	376,873
Net revenue	800,703	650,982
Operating expenses	333,001	279,406
Administrative expenses	46,349	39,830
Depreciation and amortization	186,899	149,806
Gain on foreign exchange	(436)	(2,631)
Operating income from continuing operations	234,890	184,571
Interest expense	131,592	65,993
Interest, dividend, equity and other income	(10,573)	(9,095)
Other expenses (gain)	(15,639)	(2,576)
Earnings (loss) before income taxes	129,510	130,249
Property, plant and equipment	4,889,946	3,877,170
Equity-method investees	64,419	52,473
Total assets	8,249,460	4,991,725
Capital expenditures	405,743	204,195
Generation
Revenue
Revenue	265,949	244,751
Fuel, power and water purchased	21,260	27,990
Net revenue	244,689	216,761
Operating expenses	72,346	63,601
Administrative expenses	19,656	10,822
Depreciation and amortization	80,094	67,293
Gain on foreign exchange	0	0
Operating income from continuing operations	72,593	75,045
Interest expense	21,847	29,395
Interest, dividend, equity and other income	32	(1,154)
Other expenses (gain)	(14,403)	(5,623)
Earnings (loss) before income taxes	65,117	52,427
Property, plant and equipment	2,455,336	1,899,103
Equity-method investees	59,021	44,638
Total assets	2,771,651	2,345,905
Capital expenditures	141,420	55,992
Distribution
Revenue
Revenue	830,069	783,104
Fuel, power and water purchased	274,055	348,883
Net revenue	556,014	434,221
Operating expenses	258,664	214,064
Administrative expenses	26,272	20,725
Depreciation and amortization	102,657	82,513
Gain on foreign exchange	0	0
Operating income from continuing operations	168,421	116,919
Interest expense	50,616	34,971
Interest, dividend, equity and other income	(5,125)	(3,974)
Other expenses (gain)	(18,119)	391
Earnings (loss) before income taxes	141,049	85,531
Property, plant and equipment	2,345,436	1,890,353
Equity-method investees	914	769
Total assets	5,343,023	2,508,267
Capital expenditures	235,744	119,967
Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Net revenue	0	0
Operating expenses	1,991	1,741
Administrative expenses	421	8,283
Depreciation and amortization	4,148	0
Gain on foreign exchange	(436)	(2,631)
Operating income from continuing operations	(6,124)	(7,393)
Interest expense	59,129	1,627
Interest, dividend, equity and other income	(5,480)	(3,967)
Other expenses (gain)	16,883	2,656
Earnings (loss) before income taxes	(76,656)	(7,709)
Property, plant and equipment	89,174	87,714
Equity-method investees	4,484	7,066
Total assets	134,786	137,553
Capital expenditures	CAD 28,579	CAD 28,236